UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23404

North Capital Funds Trust
(Exact name of registrant as specified in charter)

623 E Fort Union Blvd
Suite 101
Salt Lake City, UT 84047
(Address of principal executive offices) (Zip code)

THE CORPORATION TRUST COMPANY
Corporation Trust Center, 1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

(888) 625-7768
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2021

Item 1. Reports to Stockholders.

(a)

2021 SEMI-ANNUAL REPORT

October 31, 2021

North Capital Treasury Money Market Fund

North Capital Treasury Money Market Fund (the "Fund")^
Portfolio Allocation
as of October 31, 2021

Sector	% of Net Assets
U.S. Treasurey Debt	100.3%
Other Assets and Liabilities	(0.3)
100.0%

^Please see the Schedule of Investments for a detailed listing of the Fund's holdings.

North Capital Funds Trust
Expense Example (unaudited)

As a shareholder of the North Capital Treasury Money Market Fund (the "Fund"), you incur ongoing costs including investment advisory fees and other expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund  and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund at the beginning of the period and held for the entire period from May 1, 2021 to October 31, 2021.

Actual Expenses
Two lines are presented in the table below - the first line provides information about the actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate  of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Treasury Money Market Fund			Expenses Paid
	Beginning Account	Ending Account	During Period[1]
	Value (5/1/2021)	Value (10/31/2021)	(5/1/2021 to 10/31/2021)

Institutional Class Actual[2]	$1,000.00	$1,000.20	$0.00
Institutional Class Hypothetical (5% return before expenses)	$1,000.00	$1,025.21	$0.00

1Expenses are equal to the Fund's annualized expense ratio for the period May 1, 2021 through October 31, 2021 of 0.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the six-month period).

2Based on the actual return for the six-month period ended October 31, 2021 of 0.02%.

North Capital Treasury Money Market Fund
SCHEDULE OF INVESTMENTS
October 31, 2021 (unaudited)

DESCRIPTION	PAR VALUE	FAIR VALUE *
U.S. Treasury Debt - 100.3%
U.S. Treasury Bills ʘ
0.001%, 11/09/2021	$53,000	$52,999
0.001%, 11/16/2021	68,000	67,999
0.001%, 11/23/2021	7,000	7,000
0.001%, 12/07/2021	7,000	6,999
0.001%, 12/14/2021	1,000	1,000
Total U.S. Treasury Debt
(Cost $135,997)		135,997
Total Investments - 100.3%
(Cost $135,997)		135,997
Other Assets and Liabilities, Net - (0.3)%		(407)
Total Net Assets - 100.0%		$135,590

*	Securities are valued in accordance with procedures described in Note 2 in Notes to Financial Statements.
ʘ	Rate shown is annualized yield as of October 31, 2021.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
North Capital Treasury Money Market Fund October 31, 2021 (unaudited)
Investments in securities, at cost (Note 2)	$135,997
ASSETS:
Investments, in securities, at fair value (Note 2)	$135,997
Cash	262
Receivable from adviser (Note 3)	27,973
Prepaid expenses and other assets	16,676
Prepaid Trustees' fees	121
Total assets	181,029
LIABILITIES:
Administration and accounting fees and expenses payable	23,628
Transfer agent fees and expenses payable	7,778
Audit and tax fees payable	5,748
Compliance fees payable	5,654
Accrued expenses and other liabilities	2,624
Dividends payable	7
Total liabilities	45,439
Net assets	$135,590
COMPOSITION OF NET ASSETS:
Portfolio capital	$135,590
Net assets	$135,590
Institutional Class:
Net assets	$135,590
Shares of beneficial issued outstanding[1]	135,590
Net asset value, offering price and redemption price per share	$1.00

[1] Unlimited number of shares of beneficial interest with no par value authorized.

The accompanying notes are an intergral part of the financial statements.

Statement of Operations
North Capital Treasury Money Market Fund
Six month period ended October 31, 2021 (unaudited)
INVESTMENT INCOME:
Interest income	$23
Total investment income	23
EXPENSES:
Administration and accounting fees and expenses	50,260
Transfer agent fees and expenses	17,442
Registration fees	15,029
Legal fees	14,712
Audit and tax fees	5,686
Custodian fees	4,204
Compliance fees	3,779
Trustees' fees	3,629
Other expenses	688
Insurance expense	326
Investment advisory fees	171
Total expenses	115,926
Less: Fee waivers and expense reimbursements (note 3)	(115,926)
Total net expenses	—
Net investment income	$23

The accompanying notes are an intergral part of the financial statements.

Statements of Changes in Net Assets
North Capital Treasury Money Market Fund
	Six month period ended October 31, 2021 (unaudited)	Year Ended April 30, 2021
OPERATIONS:
Net investment income	$23	$98
Net increase in net assets resulting from operations	23	98
DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(23)	(98)
Total distributions	(23)	(98)
CAPITAL SHARE TRANSACTIONS:*
Institutional Class:
Proceeds from shares sold	–	82,000
Shares issued as reinvestment of distributions	18	122
Cost of shares redeemed	–	(15)
Net increase in net assets from Institutional Class transactions	18	82,107
Net increase in net assets from capital share transactions	18	82,107
Net increase in net assets	18	82,107
Net assets at beginning of period	135,572	53,465
Net assets at end of period	$135,590	$135,572

* North Capital Treasury Money Market Fund transacts at $1.00 per share.

The accompanying notes are an intergral part of the financial statements.

North Capital Treasury Money Market Fund
FINANCIAL HIGHLIGHTS
(Selected data for each share of the Fund outstanding throughout the period indicated)
	Institutional Class Institutional Class		Institutional Class
For the six months ended October 31, 2021, (unaudited)		For the year ended April 30, 2021	For the period July 17, 20191 through April 30, 2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00	0.00	0.01
Distributions from net investment income	(0.00)	(0.00)	(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[2]	0.02%	0.08%	0.94%
Net assets end of period	$135,590	$135,572	$53,465
Ratio of expenses to average net assets[3]	0.00%	0.00%	0.41%
Ratio of net investment income to average net assets[3]	0.03%	0.08%	1.19%
Ratio of expenses to average net assets (excluding waivers)[3]	169.61%	186.54%	423.15%
Ratio of net investment income to average net assets (excluding waivers)[3]	(169.58%)	(186.46%)	(421.55%)

1	Inception date.
2	Total return would have been lower had certain expenses not been waived and reimbursed. Past performance is no guarantee of future results.
3	Annualized.

The accompanying notes are an integral part of the financial statements.

North Capital Funds Trust – North Capital Treasury Money Market Fund
NOTES TO FINANCIAL STATEMENTS

October 31, 2021 (Unaudited)

1.	Organization

The North Capital Treasury Money Market Fund (the “Fund”), is a series of North Capital Funds Trust, a Delaware statutory trust organized on December 10, 2018 (the “Trust”). The Fund commenced operations on July 17, 2019. The Fund offers Institutional Class Shares.  The Fund operates as a “diversified” fund, as such  term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The investment adviser to the Fund is North Capital, Inc. (the “Adviser”).

Each share of the Fund represents an equal  proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  All shares of the Fund have equal voting rights and liquidation rights.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in U.S. dollars. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services – Investment Companies and Accounting Standards Update (“ASU”) 2013-08.

(a)	Calculation of Net Asset Value Per Share

The net asset value per share (“NAV”) is calculated by dividing the Fund’s net assets (assets minus liabilities) by the number of shares outstanding.

(b)	Investment Valuation

Investments are valued using the amortized cost method of valuation in an effort to maintain a constant net asset value of $1.00 per share, which the Board has determined to be in the best interest of the Fund and its shareholders.  This method involves valuing a security at  cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates and other factors on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat from that obtained in a  similar investment company which uses available market quotations to value all its portfolio securities.

GAAP requires disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities with similar interest rates, credit risk, etc.). Also includes securities valued at amortized cost.

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and its effected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The fair value levels are not necessarily an indication of the  risk associated with investing in these  securities. As of  October 31, 2021, the Fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
U.S. Treasury Debt	$—	$135,997	$—	$135,997
Total Investments	$—	$135,997	$—	$135,997

Refer to the Fund’s Schedule of Investments for further security classification.

During the six months ended October 31, 2021, there were no transfers between fair value levels, and the Fund’s portfolio did not hold any securities deemed to be Level 3.

(c)	Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual  results could differ from  those estimates.

(d)	Security Transactions and Investment Income

For financial statement purposes, the Fund records security transactions on the trade date of the security purchase or sale. As of October 31, 2021, the Fund had no unsettled trades. Interest income, including amortization, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Distributions to shareholders, which are determined in accordance with income tax regulations, are also recorded on the ex-dividend date.

(e)	Cash and Cash Equivalents

The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short-term investments on the Schedule of Investments as well as in investments of the Statement of Assets and Liabilities.

(f)	Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2021, the Fund did not have any tax positions that did not meet  the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

As of and during the six month period ended October 31, 2021, the Fund  did not  have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund files income tax returns in the U.S. federal jurisdiction and Delaware.

The Fund follows ASC 740 “Income Taxes”, which requires that the effects of a tax position taken, or expected to be taken, in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements.

(g)	Distribution to Sharehol ders

As a government money market fund, the Fund’s distributions are expected to consist primarily of income dividends, and income dividends will be declared daily and distributed monthly.

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in  which the amounts are distributed may differ from the period that the income or realized gains were recorded by the Fund.

The distributions paid during the six months ended October 31, 2021 and fiscal year ended April 30, 2021 (adjusted by dividends payable as of October 31, 2021 and April 30, 2021, respectively) were as follows:

	Six month period ended October 31, 2021	Fiscal year ended April 30, 2021
Ordinary Income	$18	$123

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital  gains, earnings and  profits distributed to shareholders on the redemption of shares. There were no long-term gains for the the fiscal year ended April 30, 2021.

(h)	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown as it would be dependent upon future claims that may be made against the Fund. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.	Agreements

(a)	Management Agreement, Operating Expenses Limitation Agreement and Transactions with Related Parties

Under the terms of the Management Agreement between  the Trust, on behalf of the Fund, and the Adviser (the “Management Agreement”), the Adviser, subject to the supervision of the Board, provides or arranges to be provided to the Fund such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Fund consistent with the Fund’s investment objective and  policies.  The monthly compensation paid to the Adviser is accrued daily at an annual rate of 0.25% on the  average daily net assets of the Fund.

As of October 31, 2021, the Adviser beneficially owned 44.64% and a shareholder owned 42.81%  of the outstanding shares of  the Fund, respectively, both of which are deemed to “control” the Fund as defined in the 1940 Act.

In the interest of limiting the expenses of the Fund, the Adviser has entered into a contractual operating expense limitation agreement (the “Operating Expenses  Limitation  Agreement”).  Pursuant to the Operating  Expenses Limitation Agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions;  (iii)  acquired  fund fees and expenses;  (iv)  fees and expenses associated with investments  in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as  interest and dividend expense on  securities sold  short);  (vi)  taxes; (vii)  extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) incurred in the ordinary course of  business so that the Fund’s ratio of total annual operating expenses, expressed as a percentage of a share classes’ average daily net assets, is limited to 0.45% at least until August 31, 2022 and limited to 1.00% at least until August 31, 2031. The Adviser retains its right to receive reimbursement of any excess expense payments paid by it pursuant to the Operating Expenses Limitation Agreement for 3 years from the date on which the waiver or reimbursement occurs if such reimbursement  can  be achieved within the lesser  of  the Operating Expense Limitation or the expense limits in place at the time of  recoupment.  The Adviser’s right to receive such reimbursement shall survive the termination of either the Operating Expenses Limitation Agreement  or the Management Agreement.

The following table shows the remaining waived expenses subject to potential recovery expiring:

April 2023	$177,109
April 2024	$231,939
October 2024	$115,926

Effective April 6, 2020, the Adviser voluntarily agreed to further waive or reimburse certain fees and expenses as needed in order to maintain zero or positive yield for the Fund.

(b)	Administrator, Custodian and Transfer Agent

The custodian to the Trust is U.S. Bank, N.A. The administrator and transfer agent to the Trust is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c)	Distributor

North Capital Private Securities Corporation (the “Distributor”) serves as principal underwriter and national distributor for the shares of  the Trust pursuant to an underwriting agreement with the Trust. The Adviser and the Distributor are subsidiaries of  North Capital Investment Technology Inc. The Fund incurred no fees and expenses with the Distributor for the six months ended October 31, 2021.

4.	Organization and Offering Costs

Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. The Fund expenses organization costs as incurred. Offering costs include state registration fees and legal fees regarding the  preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin.  Offering costs are then  amortized to expense over twelve months on a straight-line basis. These organization and offering expenses will be advanced by the Adviser and the Adviser has agreed to reimburse  the Fund for these  expenses, subject to potential  recovery  (see Note 3). Organization  costs  which  are subject to reimbursement by the Adviser  are  presented  in  the  Statement  of  Assets  and  Liabilities  as  a  receivable from Adviser.  The total amount of the organization costs and offering costs incurred by the Fund for the period from July 17, 2019 (commencement of operations) through April 30, 2020 and for the fiscal year ended April 30, 2021 were $19,131 and $9,101, respectively.

5.	Principal Risks

The Fund in the normal course of business makes investments in financial  instruments where  there is risk of potential loss. There can be no assurance that the Fund will achieve its investment objective.

Turbulence in the financial markets and reduced liquidity may negatively affect  issuers, which could  have an  adverse effect on the Fund. The Fund’s NAV could decline over short periods due to short-term market movements  and over longer periods during market downturns. Overall securities market risks, including volatility, may affect the value of individual instruments in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market  may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for  particular  products  or resources,  natural  disasters,  climate  change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic  travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had  negative  impacts, and in many cases  severe  negative  impacts, on  markets  worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.

6.	Subsequent Events

Management has evaluated  Fund  related events and transactions that occurred subsequent to October 31, 2021, through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that  materially impacted the  amounts or disclosures in the Fund’s financial statements.

Notice to Shareholders – October 31, 2021 (unaudited)

Portfolio Holdings

The Fund's Form N-MFP which has information about the Fund and its portfolio holdings is available without charge: (i) upon request, by calling 833-2-NCFUND or 833-262-3863; (ii) on the SEC’s website at http://www.sec.gov and, (iii) on the Fund's website at www.northcapital.com/northcapitalfunds.

Proxy Voting

Information regarding how the Fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30, as well as a description of the policies and procedures the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 833-2-NCFUND or 833-262-386.

Approval of the Fund’s Management Agreement

At a Board meeting held on June 17, 2021, the Board, including the Independent Trustees, discussed and approved the Management Agreement.  The Board relied upon the advice of independent counsel and its own business judgment in determining the material factors to be considered in evaluating the Management Agreement and the weight to be given to  each factor considered. The Board’s conclusions were based on a comprehensive evaluation of all of  the information provided and were not the result of  any one factor.  Moreover, each Trustee might have afforded different weight to the various factors in reaching his or her conclusions with respect to the approval of  the Management Agreement.

The Board was presented with relative performance, fees, expenses, asset size and other information in connection with approval of the continuation of the Management Agreement. The Board received a memorandum from  Thompson Hine outlining the legal standards applicable to the renewal of an investment advisory agreement under the 1940 Act. Ms. Nadasdy  discussed the contents of the memorandum with the Board. The Board was informed that Thompson Hine had submitted a request for information from the Adviser, on behalf of the Board, pursuant to Section 15(c) of the 1940  Act, a copy  of  which was  included  with  the Materials.  Furthermore, the Board was  provided with responsive information from the  Adviser regarding the Fund  prior to the Meeting. The Board fully reviewed the advisory agreements and materials considered relevant in connection with the renewal of the agreement, as set forth below.

The Board considered the following factors (no single one of which was determinative):
1)	the nature, extent and quality of the services provided by the Adviser to the Fund,
2)	the investment performance of the Fund and the Adviser,
3)	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Fund,
4)	the extent to which economies of scale will be realized as the Fund grows, and
5)	whether the fee levels reflect these economies of scale to the benefit of shareholders

The Board discussed the nature, extent, and quality of services provided by the Adviser. The Board considered the experience and professionalism of the Adviser’s personnel, and the Adviser’s commitment to compliance and proper administration of the Fund. The Board discussed the Adviser’s resources and financial condition and agreed that the Adviser had sufficient financial resources to continue effectively managing the Fund. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, and investment methods essential to perform its duties under the Management Agreement and that the nature, overall quality and extent of the management services that it would provide to the Fund would be satisfactory. The Board was presented with performance information for the Fund in comparison to its benchmark, peer group and Morningstar category. The Board noted that the Fund outperformed its benchmark, peer group, and Morningstar  category for the 1year period ended March 31, 2021 and that the since inception underperformance was largely due to brokerage expenses and management fees, which was not unexpected due to the small size of the Fund. It was the conclusion of the Board that Fund performance was acceptable. The Board considered the cost of services and profitability of the Adviser, giving consideration to the Adviser’s continued ability to provide quality investment management services to  the Fund.  The Board observed that the advisory fee charged by the Adviser was higher than  the Morningstar category average and the peer group. The Board noted that contractual expense cap for the Fund at 0.45% was in line with the Morningstar category average but was higher than the peer group average. The Board considered that the Adviser had voluntarily waived fees and reimbursed expenses so that the expense ratio for the Fund was 0.00% during the past fiscal year. The Board  noted  that  the Adviser did  not operate the Fund at a profit, and as such, excessive profitability was not an issue at  this  time.  The Board considered  economies of scale, and  agreed that the Fund was too small for economies of scale to be present. The Board agreed to reconsider economies of scale as the Fund grew.

No single factor was determinative of the Board’s decision to approve the renewal of the Management Agreement; rather, the Board based its determination on the total mix of information available. Based on a consideration of all the factors in their totality, the Board,  including a  majority of the Independent Trustees, determined that the terms of the Management Agreement including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees,  therefore  determined  that  the approval of the renewal of the Management Agreement was in the best interests of the Fund and its shareholders.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b)    Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)
The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing of this report, based on their evaluation of the Registrant’s disclosure controls and procedures.

(b)
There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) There was no change in registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Capital Funds Trust
Registrant

By  /s/  James P. Dowd
     James P. Dowd, President of the Trust

Date          1/5/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ James P. Dowd
     James P. Dowd, President of the Trust

Date        1/5/2022

By /s/  Christopher Kellett
     Christopher Kellett, Treasurer of the Trust

Date        1/5/2022